EQUITY - Narratives (Details)		12 Months Ended
	Aug. 28, 2018 $ / shares	Dec. 31, 2018 class shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | class		6
Stock conversion ratio		1
Period over which price is calculated		20 days
GGP
Schedule of Partnership Units [Line Items]
Business acquisition, share conversion price (usd per share) | $ / shares	$ 23.50
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		1.00%
Units outstanding (in shares)		139,000	139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		49.00%
Units outstanding (in shares)		424,198,000	254,989,000	260,222,000	261,486,000
Limited partners | GGP
Schedule of Partnership Units [Line Items]
Stock conversion ratio	1
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		432,649,105	432,649,105	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		4,759,997	4,759,997	4,759,997
BPR | GGP | Class A
Schedule of Partnership Units [Line Items]
Stock conversion ratio	1
Brookfield BPY Holdings Inc. | Class C Junior Preferred Shares
Schedule of Partnership Units [Line Items]
Shares redeemed (shares)		21,277
Units outstanding (in shares)		0